Cover - shares	12 Months Ended
	Dec. 31, 2020	Jul. 12, 2022
Cover [Abstract]
Entity Registrant Name	EMPOWER CLINICS INC.
Entity Central Index Key	0001109504
Document Type	20-F/A
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Common Stock Shares Outstanding		283,811,903
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-30087
Entity Incorporation State Country Code	CA
Entity Address Address Line 1	Suite 505
Entity Address Address Line 2	1771 Robson Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6G 1C9
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards